Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR M. TERRY TURNER¹ ($)	COMPENSATION ACTUALLY PAID TO M. TERRY TURNER¹˒²˒³ ($)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs[1] ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOs[1,2,3] ($)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:[4]		NET INCOME ($ THOUSANDS)	TBV ACCRETION⁵
					TSR ($)	PEER GROUP TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	6,188,319	15,460,083	2,590,457	5,701,565	189.15	130.90	475,056	9.5%
2023	5,677,565	10,193,859	2,140,252	3,087,649	142.82	115.64	562,152	14.8%
2022	10,891,661	1,868,022	6,436,622	1,432,359	118.53	116.10	560,742	5.1%
2021	6,826,962	16,108,634	3,684,459	7,899,479	152.61	124.74	527,323	14.2%
2020	4,386,838	(1,689,066)	2,447,282	(534,859)	102.06	91.29	312,321	14.8%

Named Executive Officers, Footnote	M. Terry Turner was our PEO for each year presented. The individuals comprising the Non-PEO named executive officers for each year presented are listed below.

2020 - 2022	2023	2024
Robert A. McCabe	Robert A. McCabe	Robert A. McCabe
Richard D. Callicutt	Richard D. Callicutt	Richard D. Callicutt
Hugh M. Queener	Hugh M. Queener	Harold R. Carpenter
Harold R. Carpenter	Harold R. Carpenter	J. Harvey White
	J. Harvey White	Charissa D. Sumerlin
Timothy H. Huestis

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the KBW Regional Bank Index (“KRX”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the KRX, respectively and that all dividends were reinvested. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 6,188,319	$ 5,677,565	$ 10,891,661	$ 6,826,962	$ 4,386,838
PEO Actually Paid Compensation Amount	$ 15,460,083	10,193,859	1,868,022	16,108,634	(1,689,066)
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. There was no pension service cost for services rendered during 2024, as reflected in the tables below.

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR M. TERRY TURNER ($)	EXCLUSION OF CHANGE IN PENSION VALUE FOR M. TERRY TURNER ($)	EXCLUSION OF STOCK AWARDS FOR M. TERRY TURNER ($)	INCLUSION OF PENSION SERVICE COST FOR M. TERRY TURNER ($)	INCLUSION OF EQUITY VALUES FOR M. TERRY TURNER ($)	COMPENSATION ACTUALLY PAID TO M. TERRY TURNER ($)
2024	6,188,319	—	(3,526,372)	—	12,798,136	15,460,083

YEAR	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs ($)	AVERAGE EXCLUSION OF CHANGE IN PENSION VALUE FOR NON- PEO NEOs ($)	AVERAGE EXCLUSION OF STOCK AWARDS FOR NON-PEO NEOs ($)	AVERAGE INCLUSION OF PENSION SERVICE COST FOR NON-PEO NEOs ($)	AVERAGE INCLUSION OF EQUITY VALUES FOR NON-PEO NEOS ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS ($)
2024	2,590,457	—	(1,293,397)	—	4,404,505	5,701,565
The amounts in the Inclusion of Equity Values in the tables above for 2024 are derived from the amounts set forth in the following tables:

YEAR	YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT REMAINED UNVESTED AS OF LAST DAY OF YEAR FOR M. TERRY TURNER ($)	CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO LAST DAY OF YEAR OF UNVESTED EQUITY AWARDS FOR M. TERRY TURNER ($)	CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO VESTING DATE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FOR M. TERRY TURNER ($)	TOTAL - INCLUSION OF EQUITY VALUES FOR M. TERRY TURNER ($)
2024	7,166,511	6,190,907	(559,282)	12,798,136

YEAR	AVERAGE YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT REMAINED UNVESTED AS OF LAST DAY OF YEAR FOR NON-PEO NEOs ($)	AVERAGE CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO LAST DAY OF YEAR OF UNVESTED EQUITY AWARDS FOR NON- PEO NEOs ($)	AVERAGE VESTING- DATE FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT VESTED DURING YEAR FOR NON-PEO NEOs	AVERAGE CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO VESTING DATE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FOR NON-PEO NEOs ($)	AVERAGE FAIR VALUE AT LAST DAY OF PRIOR YEAR OF EQUITY AWARDS FORFEITED DURING YEAR FOR NON- PEO NEOs	TOTAL - AVERAGE INCLUSION OF EQUITY VALUES FOR NON-PEO NEOs ($)
2024	2,628,519	1,960,245	—	(184,260)	—	4,404,505

Non-PEO NEO Average Total Compensation Amount	$ 2,590,457	2,140,252	6,436,622	3,684,459	2,447,282
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,701,565	3,087,649	1,432,359	7,899,479	(534,859)
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. There was no pension service cost for services rendered during 2024, as reflected in the tables below.

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR M. TERRY TURNER ($)	EXCLUSION OF CHANGE IN PENSION VALUE FOR M. TERRY TURNER ($)	EXCLUSION OF STOCK AWARDS FOR M. TERRY TURNER ($)	INCLUSION OF PENSION SERVICE COST FOR M. TERRY TURNER ($)	INCLUSION OF EQUITY VALUES FOR M. TERRY TURNER ($)	COMPENSATION ACTUALLY PAID TO M. TERRY TURNER ($)
2024	6,188,319	—	(3,526,372)	—	12,798,136	15,460,083

YEAR	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs ($)	AVERAGE EXCLUSION OF CHANGE IN PENSION VALUE FOR NON- PEO NEOs ($)	AVERAGE EXCLUSION OF STOCK AWARDS FOR NON-PEO NEOs ($)	AVERAGE INCLUSION OF PENSION SERVICE COST FOR NON-PEO NEOs ($)	AVERAGE INCLUSION OF EQUITY VALUES FOR NON-PEO NEOS ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS ($)
2024	2,590,457	—	(1,293,397)	—	4,404,505	5,701,565
The amounts in the Inclusion of Equity Values in the tables above for 2024 are derived from the amounts set forth in the following tables:

YEAR	YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT REMAINED UNVESTED AS OF LAST DAY OF YEAR FOR M. TERRY TURNER ($)	CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO LAST DAY OF YEAR OF UNVESTED EQUITY AWARDS FOR M. TERRY TURNER ($)	CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO VESTING DATE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FOR M. TERRY TURNER ($)	TOTAL - INCLUSION OF EQUITY VALUES FOR M. TERRY TURNER ($)
2024	7,166,511	6,190,907	(559,282)	12,798,136

YEAR	AVERAGE YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT REMAINED UNVESTED AS OF LAST DAY OF YEAR FOR NON-PEO NEOs ($)	AVERAGE CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO LAST DAY OF YEAR OF UNVESTED EQUITY AWARDS FOR NON- PEO NEOs ($)	AVERAGE VESTING- DATE FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT VESTED DURING YEAR FOR NON-PEO NEOs	AVERAGE CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO VESTING DATE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FOR NON-PEO NEOs ($)	AVERAGE FAIR VALUE AT LAST DAY OF PRIOR YEAR OF EQUITY AWARDS FORFEITED DURING YEAR FOR NON- PEO NEOs	TOTAL - AVERAGE INCLUSION OF EQUITY VALUES FOR NON-PEO NEOs ($)
2024	2,628,519	1,960,245	—	(184,260)	—	4,404,505

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return ("TSR")
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the cumulative TSR over the five most recently completed fiscal years for the Company and the Peer Group.
PEO AND AVERAGE NON-PEO NEO COMPENSATION ACTUALLY PAID VERSUS TSR

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during each of the five most recently completed fiscal years.
PEO AND AVERAGE NON-PEO NEO COMPENSATION ACTUALLY PAID VERSUS NET INCOME

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between Compensation Actually Paid and TBV Accretion
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our TBV Accretion during each of the five most recently completed fiscal years.
PEO AND AVERAGE NON-PEO NEO COMPENSATION ACTUALLY PAID VERSUS TBV ACCRETION

Tabular List, Table

TBV Accretion
Earnings Per Share
Total Revenue
Return On Average Tangible Common Equity
Classified Asset Ratio
Non-Performing Asset Ratio

Total Shareholder Return Amount	$ 189.15	142.82	118.53	152.61	102.06
Peer Group Total Shareholder Return Amount	130.90	115.64	116.10	124.74	91.29
Net Income (Loss)	$ 475,056	$ 562,152	$ 560,742	$ 527,323	$ 312,321
Company Selected Measure Amount	0.095	0.148	0.051	0.142	0.148
PEO Name	M. Terry Turner
Additional 402(v) Disclosure	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
Measure:: 1
Pay vs Performance Disclosure
Name	TBV Accretion
Non-GAAP Measure Description	We determined tangible-book value per share accretion (“TBV Accretion”) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2024. For years 2020 through 2023, the amount shown for TBV accretion also included the impact of dividends paid on the Company's Common Stock. More information on TBV Accretion and the decision to exclude dividends from the calculation of the Company’s and peer group companies’ TBV Accretion beginning in 2024 can be found in the Compensation Discussion and Analysis.
Measure:: 2
Pay vs Performance Disclosure
Name	Earnings Per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Return On Average Tangible Common Equity
Measure:: 5
Pay vs Performance Disclosure
Name	Classified Asset Ratio
Measure:: 6
Pay vs Performance Disclosure
Name	Non-Performing Asset Ratio
PEO | Adjustment, Exclusion Of Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Adjustment, Exclusion Of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,526,372)
PEO | Adjustment, Inclusion Of Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Adjustment, Equity Award Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,798,136
PEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,166,511
PEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,190,907
PEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(559,282)
Non-PEO NEO | Adjustment, Exclusion Of Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Adjustment, Exclusion Of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,293,397)
Non-PEO NEO | Adjustment, Inclusion Of Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Adjustment, Equity Award Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,404,505
Non-PEO NEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,628,519
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,960,245
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(184,260)
Non-PEO NEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0